Concentrations	6 Months Ended
Mar. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 14 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of March 31, 2023 and September 30, 2022, $12,954,480 and $5,711,423 of the Company’s cash, respectively, was on deposit at financial institutions in the PRC where no existing rule or regulation requires such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. For the six months ended March 31, 2023 and 2022, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

For the six months ended March 31, 2023, one customer accounted for 14.1% of the Company’s total revenue. For the six months ended March 31, 2022, no single customer accounted for more than 10% of the Company’s total revenue. The Company’s top 10 customers aggregately accounted for 32.9%and 30.3% of the total revenue for the six months ended March 31, 2023 and 2022, respectively.

Sales of one of the Company’s major products, Guben Yanling Pill, accounted for 30.4% and 43.6% of the Company’s total revenue for the six months ended March 31, 2023 and 2022, respectively.

As of March 31, 2023, one customer accounted for 10.7% of the total accounts receivable balance. As of September 30, 2022, no customer accounted for more than 10% of the total accounts receivable balance.

As of March 31, 2023, three suppliers accounted for 59.4%, 22.5% and 12.5% of the total advance to supplier balance, respectively. As of September 30, 2022, one supplier accounted for 100% of the total advance to supplier balance.

For the six months ended March 31, 2023, one supplier accounted for 16.2% of the total purchases. For the six months ended March 31, 2022, no supplier accounted for more than 10% of the total purchases.